Pay vs Performance Disclosure - USD ($)	5 Months Ended	7 Months Ended	12 Months Ended
	May 31, 2021	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for Marc Stapley¹ ($)	Summary Compensation Table Total for Bonnie Anderson¹ ($)	Compensation Actually Paid to Marc Stapley[1,2,3] ($)	Compensation Actually Paid to Bonnie Anderson[1,2,3] ($)	Average Summary Compensation Table Total for Non-PEO NEOs[1] ($)	Average Compensation Actually Paid to Non-PEO NEOs[1,2,3] ($)	Value of Initial Fixed $100 Investment based on:[4]		Net Income ($ millions)	Total Revenue ($ millions) ⁵
							TSR ($)	Peer Group TSR ($)
(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	4,935,422	—	1,622,674	—	3,725,476	1,450,011	84.99	113.65	(36.6)	296.5
2021	5,741,940	4,518,093	5,700,065	2,876,781	2,235,504	(434,017)	147.56	126.45	(75.6)	219.5
2020	—	4,571,345	—	15,466,734	2,200,189	5,837,075	175.29	126.42	(34.9)	117.5

Company Selected Measure Name			Total Revenue
Named Executive Officers, Footnote [Text Block]	Bonnie Anderson was our PEO until June 2021. Marc Stapley was our PEO from June 2021 to present. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022
Keith Kennedy	Keith Kennedy	Giulia Kennedy
Giulia Kennedy	Giulia Kennedy	Rebecca Chambers
John Hanna	James Erlinger III	Tina Nova
James Erlinger III	Beverly Jane Alley	Annie McGuire
Rebecca Chambers

Peer Group Issuers, Footnote [Text Block]			The Peer Group TSR set forth in this table utilizes the NASDAQ Biotechnology Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the NASDAQ Biotechnology Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
Adjustment To PEO Compensation, Footnote [Text Block]	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Marc Stapley ($)	Exclusion of Stock Awards and Option Awards for Marc Stapley ($)	Inclusion of Equity Values for Marc Stapley ($)	Compensation Actually Paid to Marc Stapley ($)
2022	4,935,422	(3,682,422)	369,674	1,622,674
2021	5,741,940	(5,091,440)	5,049,565	5,700,065

Year	Summary Compensation Table Total for Bonnie Anderson ($)	Exclusion of Stock Awards and Option Awards for Bonnie Anderson ($)	Inclusion of Equity Values for Bonnie Anderson ($)	Compensation Actually Paid to Bonnie Anderson ($)
2021	4,518,093	(3,312,593)	1,671,281	2,876,781
2020	4,571,345	(3,319,345)	14,214,734	15,466,734

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	3,725,476	(2,869,079)	593,614	1,450,011
2021	2,235,504	(1,783,283)	(886,237)	(434,017)
2020	2,200,189	(1,530,600)	5,167,485	5,837,075
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Marc Stapley ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Marc Stapley ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Marc Stapley ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Marc Stapley ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Marc Stapley ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Marc Stapley ($)	Total - Inclusion of Equity Values for Marc Stapley ($)
2022	2,787,260	(1,356,025)	—	(1,061,561)	—	—	369,674
2021	5,049,565	—	—	—	—	—	5,049,565

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Bonnie Anderson ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Bonnie Anderson ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Bonnie Anderson ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Bonnie Anderson ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Bonnie Anderson ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Bonnie Anderson ($)	Total - Inclusion of Equity Values for Bonnie Anderson ($)
2021	1,596,229	(1,383,966)	—	1,459,018	—	—	1,671,281
2020	8,016,613	6,118,439	—	79,682	—	—	14,214,734

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	1,618,867	(208,991)	—	(485,287)	(330,975)	—	593,614
2021	911,561	(122,234)	—	201,918	(1,877,482)	—	(886,237)
2020	3,385,743	1,733,077	—	48,665	—	—	5,167,485

Non-PEO NEO Average Total Compensation Amount			$ 3,725,476	$ 2,235,504	$ 2,200,189
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,450,011	(434,017)	5,837,075
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Marc Stapley ($)	Exclusion of Stock Awards and Option Awards for Marc Stapley ($)	Inclusion of Equity Values for Marc Stapley ($)	Compensation Actually Paid to Marc Stapley ($)
2022	4,935,422	(3,682,422)	369,674	1,622,674
2021	5,741,940	(5,091,440)	5,049,565	5,700,065

Year	Summary Compensation Table Total for Bonnie Anderson ($)	Exclusion of Stock Awards and Option Awards for Bonnie Anderson ($)	Inclusion of Equity Values for Bonnie Anderson ($)	Compensation Actually Paid to Bonnie Anderson ($)
2021	4,518,093	(3,312,593)	1,671,281	2,876,781
2020	4,571,345	(3,319,345)	14,214,734	15,466,734

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	3,725,476	(2,869,079)	593,614	1,450,011
2021	2,235,504	(1,783,283)	(886,237)	(434,017)
2020	2,200,189	(1,530,600)	5,167,485	5,837,075
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Marc Stapley ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Marc Stapley ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Marc Stapley ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Marc Stapley ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Marc Stapley ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Marc Stapley ($)	Total - Inclusion of Equity Values for Marc Stapley ($)
2022	2,787,260	(1,356,025)	—	(1,061,561)	—	—	369,674
2021	5,049,565	—	—	—	—	—	5,049,565

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Bonnie Anderson ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Bonnie Anderson ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Bonnie Anderson ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Bonnie Anderson ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Bonnie Anderson ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Bonnie Anderson ($)	Total - Inclusion of Equity Values for Bonnie Anderson ($)
2021	1,596,229	(1,383,966)	—	1,459,018	—	—	1,671,281
2020	8,016,613	6,118,439	—	79,682	—	—	14,214,734

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	1,618,867	(208,991)	—	(485,287)	(330,975)	—	593,614
2021	911,561	(122,234)	—	201,918	(1,877,482)	—	(886,237)
2020	3,385,743	1,733,077	—	48,665	—	—	5,167,485

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]

Total Revenue
Ending Cash Balance
Gross Margin on Testing Revenue

Total Shareholder Return Amount			$ 84.99	147.56	175.29
Peer Group Total Shareholder Return Amount			113.65	126.45	126.42
Net Income (Loss)			$ (36,600,000)	$ (75,600,000)	$ (34,900,000)
Company Selected Measure Amount			296,500,000	219,500,000	117,500,000
PEO Name	Bonnie Anderson	Marc Stapley	Marc Stapley		Bonnie Anderson
Additional 402(v) Disclosure [Text Block]			The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.We determined Total Revenue to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEOs and Non-PEO NEOs in 2022. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			Total Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			Ending Cash Balance
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name			Gross Margin on Testing Revenue
Stapley [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 4,935,422	$ 5,741,940
PEO Actually Paid Compensation Amount			1,622,674	5,700,065
Anderson [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount				4,518,093	$ 4,571,345
PEO Actually Paid Compensation Amount				2,876,781	15,466,734
PEO [Member] | Stapley [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(3,682,422)	(5,091,440)
PEO [Member] | Stapley [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			369,674	5,049,565
PEO [Member] | Stapley [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			2,787,260	5,049,565
PEO [Member] | Stapley [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			(1,356,025)	0
PEO [Member] | Stapley [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			0	0
PEO [Member] | Stapley [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			(1,061,561)	0
PEO [Member] | Stapley [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			0	0
PEO [Member] | Stapley [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			0	0
PEO [Member] | Anderson [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				3,312,593	3,319,345
PEO [Member] | Anderson [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				1,671,281	14,214,734
PEO [Member] | Anderson [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards				1,596,229	8,016,613
PEO [Member] | Anderson [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards				(1,383,966)	6,118,439
PEO [Member] | Anderson [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards				0	0
PEO [Member] | Anderson [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards				1,459,018	79,682
PEO [Member] | Anderson [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards				0	0
PEO [Member] | Anderson [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards				0	0
Non-PEO NEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(2,869,079)	(1,783,283)	(1,530,600)
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			593,614	(886,237)	5,167,485
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			1,618,867	911,561	3,385,743
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			(208,991)	(122,234)	1,733,077
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			0	0	0
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			(485,287)	201,918	48,665
Non-PEO NEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			(330,975)	(1,877,482)	0
Non-PEO NEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			$ 0	$ 0	$ 0